Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	86 Months Ended	111 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Siren DIVCON Leaders Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Siren DIVCON Leaders Dividend ETF NAV
Average Annual Return, Percent	(0.98%)	15.98%		12.74%
Siren DIVCON Dividend Defender ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Siren DIVCON Dividend Defender ETF NAV
Average Annual Return, Percent	0.36%	6.76%			6.88%
Siren Nasdaq NexGen Economy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Siren Nasdaq NexGen Economy ETF NAV
Average Annual Return, Percent	(30.97%)	(1.66%)	(2.26%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	8.25%	18.59%		13.71%
Siren DIVCON Leaders Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Siren DIVCON Leaders Dividend Index
Average Annual Return, Percent	(3.94%)	16.52%		13.30%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	8.25%	18.59%			14.55%
Siren DIVCON Dividend Defender Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Siren DIVCON Dividend Defender Index
Average Annual Return, Percent	(5.62%)	6.02%			6.63%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	7.15%	15.18%	8.04%
Siren Nasdaq Blockchain Economy NTR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Siren Nasdaq Blockchain Economy NTR Index
Average Annual Return, Percent	5.33%	19.59%	11.95%